Document And Entity Information - shares	12 Months Ended
	Nov. 30, 2020	Mar. 01, 2021
Document And Entity Information [Abstract]
Entity Registrant Name	Liquid Media Group Ltd.
Entity Central Index Key	0000884247
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		10,875,568
Document Type	20-F/A
Document Period End Date	Nov. 30, 2020
Amendment Flag	true
Document Fiscal Year Focus	2020
Amendment description	This Amendment No. 2 (this “Amendment No. 2”) to the Annual Report on Form 20-F for the fiscal year ended November 30, 2020, initially filed on March 3, 2021 (the “Original Filing”), and restated by Amendment No. 1 on April 15, 2021 (the “Restated Filing”) is being filed solely to (i) file Exhibit 2(d), a description of the rights of the holders of the Company’s securities that are registered under Section 12 of the Securities Exchange act of 1934, and to amend the exhibit index accordingly, (ii) file Exhibit 23.1, Consent of Davidson & Company LLP, and to amend the exhibit index accordingly, (iii) furnish the Interactive Data File disclosure with respect to the Company's restated audited consolidated financial statements for the years ended November 30, 2020, 2019 and 2018 as Exhibit 101 in accordance with Rule 405 of Regulation S-T, which was not included with the Restated Filing, (iv) include hyperlinks to each listed exhibit as required by Form 20-F, in accordance with Rule 105 of Regulation S-T; and (v) update the certifications of the Company's executive officers as of the date of this Amendment No. 2 in accordance with Rule 12b-15 under the Securities Exchange Act of 1934, as amended. Other than as expressly set forth above, this Amendment does not, and does not purport to, amend, update or restate any other items or disclosures contained in the Restated Filing and does not reflect events occurring after the date of the Restated Filing. This Amendment consists solely of the cover page, this explanatory note, the exhibit index and the exhibits filed herewith. Pursuant to Rule 405 of Regulation S-T,the Interactive Data Files filed herewith are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liability under those sections.
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	A1
Document Annual Report	true
Trading Symbol	YVR
Title of a 12(b) registered security.	Common Shares, without Par Value
Security Exchange Name	NASDAQ
Document Transition Report	false
Document Shell Company Report	false